Portfolio of Investments (unaudited)
As of March 31, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS—102.3%
AUSTRALIA—1.1%
Materials—1.1%
BHP Group Ltd.	110,881	$ 3,191,805
BRAZIL—5.3%
Consumer Discretionary—1.2%
MercadoLibre, Inc.(a)	2,482	3,752,685
Consumer Staples—1.6%
Raia Drogasil SA	867,100	4,731,931
Energy—0.9%
PRIO SA	285,897	2,778,366
Financials—1.1%
B3 SA - Brasil Bolsa Balcao	1,370,841	3,277,183
Information Technology—0.5%
TOTVS SA	254,807	1,441,844
Total Brazil		15,982,009
CHINA—22.3%
Communication Services—6.4%
Autohome, Inc., ADR	95,327	2,499,474
Tencent Holdings Ltd.	433,500	16,884,795
		19,384,269
Consumer Discretionary—7.9%
Alibaba Group Holding Ltd.	1,056,000	9,549,224
ANTA Sports Products Ltd.	244,600	2,608,124
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	121,300	1,448,906
China Tourism Group Duty Free Corp. Ltd., H Shares (Hong Kong)(c)	147,400	1,471,400
Li Auto, Inc., A Shares(a)	160,400	2,435,596
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	447,686	4,002,240
Tongcheng Travel Holdings Ltd.(a)(c)	889,600	2,351,853
		23,867,343
Consumer Staples—1.9%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	24,097	5,680,163
Health Care—1.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	122,555	4,749,160
Industrials—3.0%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(b)	545,000	951,094
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	1,259,011	4,202,715
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	272,300	3,891,059
		9,044,868
Information Technology—0.5%
Maxscend Microelectronics Co. Ltd., A Shares (Stock Connect)(b)	113,600	1,580,309
Real Estate—1.1%
China Resources Land Ltd.	1,051,500	3,335,813
Total China		67,641,925
FRANCE—2.0%
Energy—2.0%
TotalEnergies SE	86,200	5,929,645
HONG KONG—2.6%
Consumer Staples—0.2%
Budweiser Brewing Co. APAC Ltd.(c)	534,000	787,613
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
HONG KONG (continued)
Financials—2.4%
AIA Group Ltd.	662,400	$ 4,455,682
Hong Kong Exchanges & Clearing Ltd.	94,832	2,763,239
		7,218,921
Total Hong Kong		8,006,534
INDIA—18.8%
Communication Services—2.0%
Bharti Airtel Ltd.	237,620	3,527,137
Info Edge India Ltd.	36,435	2,438,846
		5,965,983
Consumer Discretionary—1.3%
Maruti Suzuki India Ltd.	27,106	4,105,510
Consumer Staples—1.6%
Hindustan Unilever Ltd.	176,064	4,785,427
Financials—6.3%
Cholamandalam Investment & Finance Co. Ltd.	114,163	1,595,789
HDFC Bank Ltd.	411,243	7,166,638
Kotak Mahindra Bank Ltd.	151,356	3,259,839
SBI Life Insurance Co. Ltd.(c)	398,410	7,227,802
		19,250,068
Health Care—0.1%
Global Health Ltd.(a)	13,962	221,495
Industrials—0.6%
Havells India Ltd.	103,219	1,891,314
Information Technology—1.6%
Infosys Ltd.	263,942	4,744,221
Materials—1.8%
UltraTech Cement Ltd.	47,704	5,572,441
Real Estate—1.1%
Godrej Properties Ltd.(a)	120,671	3,333,233
Utilities—2.4%
Power Grid Corp. of India Ltd.	2,188,101	7,275,016
Total India		57,144,708
INDONESIA—4.1%
Communication Services—0.9%
Telkom Indonesia Persero Tbk. PT	12,714,400	2,796,475
Consumer Discretionary—0.0%
Sepatu Bata Tbk. PT(a)(d)	28,690,400	180,955
Financials—3.2%
Bank Negara Indonesia Persero Tbk. PT	8,212,700	3,057,315
Bank Rakyat Indonesia Persero Tbk. PT	17,092,386	6,535,699
		9,593,014
Total Indonesia		12,570,444
KAZAKHSTAN—2.1%
Financials—2.1%
Kaspi.KZ JSC, ADR	17,422	2,241,166
Kaspi.KZ JSC, GDR(c)	35,766	4,040,601
		6,281,767
MEXICO—8.5%
Consumer Staples—1.7%
Fomento Economico Mexicano SAB de CV, ADR	39,737	5,176,539
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Financials—2.0%
Grupo Financiero Banorte SAB de CV, Class O	568,743	$ 6,050,774
Industrials—1.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	39,941	3,158,934
Materials—3.7%
Grupo Mexico SAB de CV	691,096	4,122,048
Southern Copper Corp.	67,673	7,208,528
		11,330,576
Total Mexico		25,716,823
NETHERLANDS—2.5%
Information Technology—2.5%
ASM International NV	7,166	4,388,474
ASML Holding NV	3,439	3,333,976
		7,722,450
PERU—0.7%
Financials—0.7%
Credicorp Ltd.	12,526	2,122,280
POLAND—2.0%
Consumer Staples—0.7%
Dino Polska SA(a)(c)	21,161	2,052,876
Industrials—1.3%
InPost SA(a)	254,871	3,925,425
Total Poland		5,978,301
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC(d)(e)	106,851	–
Novatek PJSC(d)(e)	314,849	–
		–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	730,234	–
Total Russia		–
SAUDI ARABIA—2.6%
Energy—0.9%
Saudi Arabian Oil Co.(c)	331,760	2,721,277
Financials—1.7%
Al Rajhi Bank	236,955	5,252,963
Total Saudi Arabia		7,974,240
SOUTH AFRICA—1.7%
Financials—1.2%
Sanlam Ltd.	959,001	3,513,468
Materials—0.5%
Anglo American Platinum Ltd.	40,605	1,647,280
Total South Africa		5,160,748
SOUTH KOREA—4.9%
Financials—1.4%
Shinhan Financial Group Co. Ltd.	120,826	4,262,145
Industrials—3.5%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	34,586	3,090,227
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
Samsung C&T Corp.	27,789	$ 3,304,647
Samsung Engineering Co. Ltd.(a)	222,243	4,162,895
		10,557,769
Total South Korea		14,819,914
TAIWAN—16.7%
Information Technology—16.7%
Accton Technology Corp.	355,000	5,087,327
Chroma ATE, Inc.	573,000	4,524,432
Delta Electronics, Inc.	152,000	1,626,837
MediaTek, Inc.	193,000	6,993,218
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,359,000	32,556,475
		50,788,289
UNITED ARAB EMIRATES—0.6%
Consumer Discretionary—0.6%
Americana Restaurants International PLC	2,006,672	1,813,790
UNITED STATES—0.9%
Information Technology—0.9%
Globant SA(a)	14,054	2,837,503
VIETNAM—2.9%
Information Technology—2.9%
FPT Corp.	1,856,905	8,770,654
Total Common Stocks		310,453,829
PREFERRED STOCKS—8.5%
BRAZIL—1.7%
Financials—1.7%
Itausa SA	2,428,085	5,083,322
SOUTH KOREA—6.8%
Information Technology—6.8%
Samsung Electronics Co. Ltd., Preferred Shares	416,494	20,788,128
Total Preferred Stocks		25,871,450
PRIVATE EQUITY—0.1%
GLOBAL*—0.0%
Private Equity —0.0%
Emerging Markets Ventures I LP, H Shares(a)(d)(f)(g)(h)(i)	11,723,413(j)	8,324
ISRAEL—0.0%
Private Equity —0.0%
BPA Israel Ventures LLC(a)(d)(f)(g)(h)(i)(k)	3,349,175(j)	12,559
Neuron VC I LP(a)(d)(f)(g)(i)(k)	1,522,368(j)	17,233
		29,792
UNITED STATES—0.1%
Private Equity —0.1%
Telesoft Partners II LP(a)(d)(f)(i)(k)	2,400,000(j)	159,456
Total Private Equity		197,572
SHORT-TERM INVESTMENT—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(l)	3,733,318	3,733,318
Total Short-Term Investment		3,733,318
Total Investments (Cost $333,120,833)—112.1%		340,256,169
Liabilities in Excess of Other Assets—(12.1%)		(36,810,008)
Net Assets—100.0%		$303,446,161

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Portfolio of Investments for inputs used.
(g)	Considered in liquidation by the Fund's Adviser.
(h)	As of March 31, 2024, the aggregate amount of open commitments for the Fund is $2,806,782.
(i)	Restricted security, not readily marketable. See Notes to Financial Statements.
(j)	Represents contributed capital.
(k)	Fund of Fund investment.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2024.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
March 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
6

Notes to Portfolio of Investments
March 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Fund may also invest in private equity private placement securities, which represented 0.1% of the net assets of the Fund as of March 31, 2024. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
7